OFF-BALANCE SHEET COMMITMENTS (Details) € in Millions, $ in Millions					12 Months Ended		24 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 21, 2020 EUR (€)	Sep. 21, 2020 USD ($)	Jun. 24, 2020 EUR (€) tranch shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 lease	Dec. 31, 2021 EUR (€)	Jun. 24, 2019 USD ($)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Undrawn borrowing facilities								€ 3.0
Percentage of permissible dilution								20.00%
Number of sublease agreements | lease							2
European High Growth Opportunities Fund
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of permissible dilution				20.00%				20.00%
Number of warrant notes issued for no consideration (in shares) | shares				1,200
Number of tranches of convertible notes | tranch				2
European High Growth Opportunities Fund | Share premium price, percentage minimum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Share premium, percentage of face value of shares				150.00%
Number of consecutive trading days for the premium price to be sustained				60 days
European High Growth Opportunities Fund | Percentage of number of shares to be available for issuance on conversion
Disclosure Of Off Balance Sheet Commitments [Line Items]
Share premium, percentage of face value of shares				175.00%
American Depository Shares | Cowen
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of permissible dilution		20.00%	20.00%					20.00%
Maximum potential proceeds from issuance of equity	$ 22.0	€ 30.0	$ 30.0
Top of range
Disclosure Of Off Balance Sheet Commitments [Line Items]
Undrawn borrowing facilities								€ 33.0
Top of range | European High Growth Opportunities Fund
Disclosure Of Off Balance Sheet Commitments [Line Items]
Undrawn borrowing facilities				€ 60.0
SQZ Biotechnologies
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment received					€ 0.9	$ 1.0
SQZ Biotechnologies | Top of range
Disclosure Of Off Balance Sheet Commitments [Line Items]
Potential development, regulatory and commercial mile stone payments | $									$ 56.0